Shareholder Report, Holdings (Details)	Jul. 31, 2025
Fidelity Real Estate Investment Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Real Estate Investment Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Real Estate Investment Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Real Estate Investment Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Real Estate Investment Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Real Estate Investment Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Real Estate Investment Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Real Estate Investment Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Real Estate Investment Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Real Estate Investment Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Real Estate Investment Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Real Estate Investment Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Real Estate Investment Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Real Estate Investment Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Real Estate Investment Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Real Estate Investment Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Real Estate Investment Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Real Estate Investment Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Real Estate Investment Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity International Real Estate Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity International Real Estate Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Real Estate Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Real Estate Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International Real Estate Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International Real Estate Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International Real Estate Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International Real Estate Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International Real Estate Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity International Real Estate Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity International Real Estate Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity International Real Estate Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity International Real Estate Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity International Real Estate Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity International Real Estate Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity International Real Estate Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Real Estate Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity International Real Estate Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity International Real Estate Fund | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International Real Estate Fund | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity International Real Estate Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity International Real Estate Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity International Real Estate Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity International Real Estate Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity International Real Estate Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity International Real Estate Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity International Real Estate Fund | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity International Real Estate Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity International Real Estate Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity International Real Estate Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity International Real Estate Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity International Real Estate Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor International Real Estate Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Real Estate Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Real Estate Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor International Real Estate Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor International Real Estate Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor International Real Estate Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Real Estate Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Real Estate Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Real Estate Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Real Estate Fund - Class Z | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Real Estate Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor International Real Estate Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Real Estate Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class Z | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Real Estate Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor International Real Estate Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class Z | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Real Estate Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor International Real Estate Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor International Real Estate Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor International Real Estate Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Real Estate Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Real Estate Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor International Real Estate Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor International Real Estate Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor International Real Estate Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Real Estate Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Real Estate Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Real Estate Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Real Estate Fund - Class M | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Real Estate Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor International Real Estate Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Real Estate Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Real Estate Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor International Real Estate Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Real Estate Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor International Real Estate Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor International Real Estate Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor International Real Estate Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Real Estate Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Real Estate Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor International Real Estate Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor International Real Estate Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor International Real Estate Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Real Estate Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Real Estate Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Real Estate Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Real Estate Fund - Class I | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Real Estate Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor International Real Estate Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Real Estate Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class I | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Real Estate Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor International Real Estate Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Real Estate Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor International Real Estate Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor International Real Estate Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor International Real Estate Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Real Estate Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Real Estate Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor International Real Estate Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor International Real Estate Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor International Real Estate Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Real Estate Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Real Estate Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Real Estate Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Real Estate Fund - Class C | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Real Estate Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor International Real Estate Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Real Estate Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class C | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Real Estate Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor International Real Estate Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Real Estate Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor International Real Estate Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor International Real Estate Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor International Real Estate Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor International Real Estate Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Real Estate Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor International Real Estate Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor International Real Estate Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Real Estate Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor International Real Estate Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor International Real Estate Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor International Real Estate Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor International Real Estate Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Real Estate Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor International Real Estate Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Real Estate Fund - Class A | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor International Real Estate Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor International Real Estate Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor International Real Estate Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor International Real Estate Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor International Real Estate Fund - Class A | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor International Real Estate Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor International Real Estate Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor International Real Estate Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Real Estate Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor International Real Estate Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor International Real Estate Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%